Description of Business - Schedule of Significant Subsidiaries (Details)	Dec. 31, 2025	Dec. 31, 2024
Sinovac Hong Kong
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Sinovac Beijing
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	73.09%	73.09%
Sinovac Life Sciences
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	59.24%	59.24%
Sinovac Dalian
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	68.00%	68.00%
Sinovac Biomed Co., Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Sinovac Holding Group Co., Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Sinovac Business Services Dalian Co., Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Sinovac Singapore
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Sinovac Chengdu
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%